UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5 /31 /11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New York AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus NewYork AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the final months of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. The municipal bond market produced mildly positive total returns, on average, in this choppy economic environment. Although municipal bonds were undermined over much of the reporting period as credit concerns intensified and supply-and-demand dynamics changed, bond prices rebounded in the spring when investors delayed their expectations of rising short-term interest rates.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A, Class B, Class C and Class I shares produced total returns of 1.58%, 1.32% 1.19% and 1.68%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.04% for the same period.2

Municipal bonds encountered heightened volatility late in 2010 before rebounding in 2011 when a reduced supply of newly issued bonds was met by robust investor demand. The fund lagged the Index as some non-New York benchmark components fared better than New York’s municipal securities. In addition, the fund’s holdings of tobacco-related bonds and hospital-backed bonds detracted from its relative performance.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and NewYork city income taxes to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund also seeks to provide income exempt from the federal alternative minimum tax.The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Rebounded from Volatility

Municipal bonds encountered heightened volatility over the final months of 2010 as the U.S. economic recovery appeared to gain traction, inflation fears intensified and long-term interest rates climbed. In addition, it became clearer that the federally subsidized Build America Bonds program would be allowed to expire at the end of the year. Investors sold longer-maturity bonds in November and December in anticipation of a surge in the supply of newly issued securities at year-end as states and municipalities rushed to lock in federal subsidies, putting downward pressure on prices.

The national and New York municipal bond markets stabilized over the first five months of 2011, when the supply of newly issued securities declined sharply due to the surge in issuance at the end of 2010 and efforts among state and local governments to rein in spending and borrowing.

Although revenues have increased for most states over the past year, tax receipts generally have remained below their pre-recession levels while costs have moved higher, particularly those related to pensions and health care benefits for public-sector retirees. Fear of potential municipal defaults — which we considered overblown — caused investors to become more averse to the credit risks that lower-rated bonds typically entail. New York successfully addressed its budget deficit through cost-cutting measures.The state enacted a balanced budget on schedule for the first time in several years.

Security Selections Dampened Relative Performance

The fund produced a positive total return during a turbulent reporting period, but its relative results were undermined by modestly overweighted exposure to bonds backed by the state’s settlement of litigation with U.S. tobacco companies. Bonds backed by revenues from hospitals also proved to be a drag on relative performance.

On a more positive note, the fund benefited from relatively strong results from bonds backed by revenues from essential municipal services, including water, sewer and power generating facilities. Bonds issued by the City of New York, an area of increased exposure during the reporting period, also fared relatively well. Finally, a focus on bonds with maturities in the 10- to 15-year range buoyed the fund’s results compared to the benchmark.

Weathering a Period of Transition

We have been encouraged by the municipal bond market’s resilience. Although we expect additional bouts of market volatility over the near term as investors react to macroeconomic developments and the supply of newly issued bonds increases, we remain optimistic over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete, in our view, demand seems likely to stay robust as investors respond to higher state taxes and possible federal tax increases down the road.

June 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class I is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Bond Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.47	$ 6.83	$ 8.28	$ 3.42
Ending value (after expenses)	$1,015.80	$1,013.20	$1,011.90	$1,016.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.48	$ 6.84	$ 8.30	$ 3.43
Ending value (after expenses)	$1,020.49	$1,018.15	$1,016.70	$1,021.54

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.36% for Class B, 1.65% for Class C and .68% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)
New York—87.9%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000	4,262,490
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000	899,010
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000	1,069,340
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000	814,866
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/35	1,500,000	1,506,270
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000	5,049,627
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000 [a,b]	4,137,080
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000	3,295,740
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000	2,609,175
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000	1,038,790
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000	1,152,460

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000		3,007,740
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000		2,989,650
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	7,745,000		8,155,717
New York City,
GO	5.38	12/1/20	5,000		5,101
New York City,
GO	5.00	8/1/21	2,000,000		2,197,540
New York City,
GO	5.00	8/1/22	1,200,000		1,296,276
New York City,
GO	5.50	6/1/23	25,000		26,656
New York City,
GO	5.25	8/15/24	5,420,000		5,848,722
New York City,
GO	5.00	8/1/26	3,565,000		3,859,754
New York City,
GO (Prerefunded)	5.38	12/1/11	260,000	[c]	266,692
New York City,
GO (Prerefunded)	5.50	6/1/13	125,000	[c]	137,613
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000		4,733,150
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/30	5,000,000		4,993,600
New York City Housing
Development Corporation,
Capital Fund Program
Revenue (New York City
Housing Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000		3,600,170

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	7,500,000	6,953,175
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000	5,539,650
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	530,000	576,486
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000	3,159,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000	3,112,832
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,669,625
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000	4,357,400
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	3,565,000	3,827,562
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/28	2,695,000	2,826,489
New York State Dormitory Authority,
Catholic Health Services of Long
Island Obligated Group Revenue
(Saint Francis Hospital Project)	5.00	7/1/21	5,000,000	5,137,700

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000	3,865,094
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/15/27	2,505,000	2,597,785
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,014,470
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	2,240,000	2,331,728
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	6,500,000	7,246,785
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.75	7/1/18	2,500,000	2,863,950
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000	2,639,248
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	4,500,000	4,899,150
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	1,500,000	1,542,255
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,000,000	2,095,860

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000	2,032,700
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/16	2,975,000	3,010,373
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	2,475,000	2,530,193
New York State Dormitory
Authority, Revenue
(Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	2,000,000	2,039,420
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000	2,455,511
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	1,909,380
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,278,317
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/34	2,000,000	2,045,960
New York State Dormitory
Authority, Revenue (New York
University) (Insured; AMBAC)	5.00	7/1/32	3,345,000	3,426,752
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000	2,051,680
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000	2,570,025

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000	2,492,025
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000	5,577,540
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000	2,008,820
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,419,480
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000	1,401,900
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	5,250,000	5,661,863
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	4,060,000	4,759,335
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000	2,687,975
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000	2,113,960
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	4,000,000	4,400,880
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	2,500,000	2,560,650
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000	4,127,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop
South Nassau University Health
System Obligated Group)	5.50	7/1/23	3,475,000	3,531,121
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/19	5,500,000	6,179,635
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.25	2/15/22	2,500,000	2,869,300
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	2/15/26	1,730,000	1,891,271
New York State Energy Research
and Development Authority,
Gas Facilities Revenue
(The Brooklyn Union Gas
Company Project)	6.37	4/1/20	5,000,000	5,025,050
New York State Environmental
Facilities Corporation,
State Clean Water and
Drinking Water Revolving
Funds Revenue (New York
City Municipal Water Finance
Authority Projects—Second
Resolution Bonds)	5.00	6/15/29	2,470,000	2,670,366
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	3,660,907
New York State Mortgage Agency,
Education Loan Revenue
(New York Higher Education
Loan Program)	5.25	11/1/20	720,000	790,826
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,500,000	1,620,840
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,197,200

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,358,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,696,125
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,730,075
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	3,192,990
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,500,000	8,252,325
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	5,412,200
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	3,250,740
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	2,170,000	2,302,999
New York State Urban Development
Corporation, Correctional
Facilities Revenue
(Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/14	2,135,000	2,278,024
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000	2,181,840
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000 [c]	2,671,603

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	3,000,000 [c]	3,271,350
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	3,470,000	3,523,507
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	1,355,000	1,473,400
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	1,515,000	1,332,064
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000	2,159,260
Port Authority of New York and
New Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000	5,149,250
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000	2,013,240
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000	2,024,820
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	2,000,000	1,987,320
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	2,000,000	1,995,620

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,341,699
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	1,415,714
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/31	3,335,000	3,307,720
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000	3,837,400
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	6.00	1/1/12	705,000	728,935
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000 [c]	2,555,940
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000	1,745,337
Westchester County Health Care
Corporation, Senior Lien Revenue	6.00	11/1/30	1,000,000	1,019,380
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,751,820
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	825,240
U.S. Related—10.5%
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,144,880

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,045,350
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	953,040
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,000,000	883,080
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	4,000,000	4,012,320
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000	2,006,420
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	1,000,000	1,045,310
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000	1,062,230
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	3,045,000 [c]	3,658,842
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	4,000,000	3,969,800
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000	2,970,660
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	1,891,760
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/25	1,705,000	1,715,060
Puerto Rico Sales Tax
Financing Corporation,
Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,441,300

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,118,920
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000		3,081,480
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,483,400
Total Long-Term Municipal Investments
(cost $351,032,588)					360,478,397

Short-Term Municipal
Investments—.9%
New York;
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.75	6/1/11	2,300,000	[d]	2,300,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.13	6/1/11	1,000,000	[d]	1,000,000
Total Short-Term Municipal Investments
(cost $3,300,000)					3,300,000

Total Investments (cost $354,332,588)			99.3%		363,778,397
Cash and Receivables (Net)			.7%		2,719,257
Net Assets			100.0%		366,497,654

a Collateral for floating rate borrowings.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, this security was valued at $4,137,080 or 1.1% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note—rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	23.7
AA		Aa		AA	33.6
A		A		A	27.0
BBB		Baa		BBB	13.5
BB		Ba		BB	1.0
Not Rated[e]		Not Rated[e]		Not Rated[e]	1.2
					100.0

†	Based on total investments.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			354,332,588	363,778,397
Interest receivable				5,596,444
Receivable for shares of Beneficial Interest subscribed				111,925
Prepaid expenses				25,492
				369,512,258
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				291,057
Cash overdraft due to Custodian				324,121
Payable for floating rate notes issued—Note 4				2,000,000
Payable for shares of Beneficial Interest redeemed				312,841
Interest and expense payable related to
floating rate notes issued—Note 4				7,193
Accrued expenses				79,392
				3,014,604
Net Assets ($)				366,497,654
Composition of Net Assets ($):
Paid-in capital				362,711,934
Accumulated undistributed investment income—net				3,602
Accumulated net realized gain (loss) on investments				(5,663,691)
Accumulated net unrealized appreciation
(depreciation) on investments				9,445,809
Net Assets ($)				366,497,654

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	350,274,827	554,148	12,484,423	3,184,256
Shares Outstanding	24,510,703	38,773	873,493	222,860
Net Asset Value Per Share ($)	14.29	14.29	14.29	14.29

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	8,897,829
Expenses:
Management fee—Note 3(a)	1,000,218
Shareholder servicing costs—Note 3(c)	550,496
Distribution fees—Note 3(b)	48,765
Professional fees	42,522
Registration fees	23,088
Custodian fees—Note 3(c)	18,141
Prospectus and shareholders’ reports	10,954
Trustees’ fees and expenses—Note 3(d)	9,897
Interest and expense related to floating rate notes issued—Note 4	8,617
Loan commitment fees—Note 2	2,974
Miscellaneous	19,905
Total Expenses	1,735,577
Less—reduction in expenses due to undertakings—Note 3(a)	(65,412)
Less—reduction in fees due to earnings credits—Note 3(c)	(282)
Net Expenses	1,669,883
Investment Income—Net	7,227,946
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,229,191)
Net unrealized appreciation (depreciation) on investments	(937,650)
Net Realized and Unrealized Gain (Loss) on Investments	(2,166,841)
Net Increase in Net Assets Resulting from Operations	5,061,105

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	7,227,946	13,528,430
Net realized gain (loss) on investments	(1,229,191)	145,796
Net unrealized appreciation
(depreciation) on investments	(937,650)	(6,430)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,061,105	13,667,796
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,931,444)	(12,886,690)
Class B Shares	(10,874)	(38,874)
Class C Shares	(203,243)	(428,106)
Class I Shares	(78,783)	(164,680)
Total Dividends	(7,224,344)	(13,518,350)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	7,974,359	33,381,754
Class B Shares	46,504	39,163
Class C Shares	1,071,045	3,911,150
Class I Shares	508,094	7,105,767
Net assets received in connection
with reorganization—Note 1	—	225,813,343
Dividends reinvested:
Class A Shares	5,421,083	9,945,107
Class B Shares	6,551	27,329
Class C Shares	141,862	310,532
Class I Shares	44,857	103,668
Cost of shares redeemed:
Class A Shares	(28,809,992)	(37,233,189)
Class B Shares	(260,060)	(949,257)
Class C Shares	(2,742,841)	(3,189,396)
Class I Shares	(3,821,039)	(1,922,485)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,419,577)	237,343,486
Total Increase (Decrease) in Net Assets	(22,582,816)	237,492,932
Net Assets ($):
Beginning of Period	389,080,470	151,587,538
End of Period	366,497,654	389,080,470
Undistributed investment income—net	3,602	—

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	571,529	2,288,144
Shares issued in connection
with reorganization—Note 1	—	15,714,220
Shares issued for dividends reinvested	387,139	683,324
Shares redeemed	(2,066,377)	(2,561,686)
Net Increase (Decrease) in Shares Outstanding	(1,107,709)	16,124,002
Class Ba
Shares sold	3,278	2,659
Shares issued for dividends reinvested	468	1,885
Shares redeemed	(18,541)	(65,319)
Net Increase (Decrease) in Shares Outstanding	(14,795)	(60,775)
Class C
Shares sold	76,901	268,085
Shares issued for dividends reinvested	10,136	21,365
Shares redeemed	(196,618)	(218,633)
Net Increase (Decrease) in Shares Outstanding	(109,581)	70,817
Class I
Shares sold	36,395	490,530
Shares issued for dividends reinvested	3,205	7,088
Shares redeemed	(273,371)	(131,820)
Net Increase (Decrease) in Shares Outstanding	(233,771)	365,798

a	During the period ended May 31, 2011, 5,449 Class B shares representing $76,299, were automatically converted to 5,449 Class A shares and during the period ended November 30, 2010, 17,698 Class B shares representing
$254,733 were automatically converted to 17,703 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2011			Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.35	14.28	12.93	14.43	14.88	14.80
Investment Operations:
Investment income—net[a]	.28	.56	.58	.56	.57	.57
Net realized and unrealized
gain (loss) on investments	(.06)	.07	1.35	(1.44)	(.42)	.33
Total from Investment Operations	.22	.63	1.93	(.88)	.15	.90
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.58)	(.56)	(.57)	(.58)
Dividends from net realized
gain on investments	—	—	—	(.06)	(.03)	(.24)
Total Distributions	(.28)	(.56)	(.58)	(.62)	(.60)	(.82)
Net asset value, end of period	14.29	14.35	14.28	12.93	14.43	14.88
Total Return (%)[b]	1.58[c]	4.40	15.15	(6.36)	1.06	6.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.92	1.02	.98	1.00	.98
Ratio of net expenses
to average net assets	.89[d]	.85	.85	.86	.89	.88
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00[d,e]	.00[e]	—	.01	.04	.03
Ratio of net investment income
to average net assets	4.00[d]	3.81	4.20	3.97	3.93	3.94
Portfolio Turnover Rate	5.24[c]	10.32	13.34	32.04	17.81	30.45
Net Assets, end of period
($ x 1,000)	350,275 367,649		135,626	128,135	134,892	142,631

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2011			Year Ended November 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.35	14.28	12.93	14.43	14.88	14.79
Investment Operations:
Investment income—net[a]	.24	.47	.48	.49	.49	.50
Net realized and unrealized
gain (loss) on investments	(.06)	.08	1.37	(1.44)	(.41)	.33
Total from Investment Operations	.18	.55	1.85	(.95)	.08	.83
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.50)	(.49)	(.50)	(.50)
Dividends from net realized
gain on investments	—	—	—	(.06)	(.03)	(.24)
Total Distributions	(.24)	(.48)	(.50)	(.55)	(.53)	(.74)
Net asset value, end of period	14.29	14.35	14.28	12.93	14.43	14.88
Total Return (%)[b]	1.32[c]	3.89	14.55	(6.79)	.53	5.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.62[d]	1.59	1.62	1.52	1.53	1.50
Ratio of net expenses
to average net assets	1.36[d]	1.35	1.35	1.36	1.39	1.38
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00[d,e]	.00[e]	—	.01	.04	.03
Ratio of net investment income
to average net assets	3.50[d]	3.34	3.76	3.49	3.41	3.43
Portfolio Turnover Rate	5.24[c]	10.32	13.34	32.04	17.81	30.45
Net Assets, end of period
($ x 1,000)	554	769	1,633	5,997	11,147	19,390

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

Six Months Ended
May 31, 2011			Year Ended November 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.35	14.28	12.93	14.43	14.88	14.80
Investment Operations:
Investment income—net[a]	.22	.45	.47	.45	.46	.47
Net realized and unrealized
gain (loss) on investments	(.06)	.07	1.35	(1.44)	(.42)	.32
Total from Investment Operations	.16	.52	1.82	(.99)	.04	.79
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.47)	(.45)	(.46)	(.47)
Dividends from net realized
gain on investments	—	—	—	(.06)	(.03)	(.24)
Total Distributions	(.22)	(.45)	(.47)	(.51)	(.49)	(.71)
Net asset value, end of period	14.29	14.35	14.28	12.93	14.43	14.88
Total Return (%)[b]	1.19[c]	3.62	14.29	(7.07)	.30	5.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.68	1.77	1.73	1.75	1.74
Ratio of net expenses
to average net assets	1.65[d]	1.60	1.60	1.61	1.64	1.63
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00[d,e]	.00[e]	—	.01	.04	.03
Ratio of net investment income
to average net assets	3.23[d]	3.07	3.43	3.22	3.16	3.19
Portfolio Turnover Rate	5.24[c]	10.32	13.34	32.04	17.81	30.45
Net Assets, end of period
($ x 1,000)	12,484	14,110	13,031	9,885	8,036	6,553

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2011	Year Ended November 30,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.35	14.28	12.29
Investment Operations:
Investment income—net[b]	.28	.58	.47
Net realized and unrealized
gain (loss) on investments	(.05)	.07	2.09
Total from Investment Operations	.23	.65	2.56
Distributions:
Dividends from investment income—net	(.29)	(.58)	(.57)
Net asset value, end of period	14.29	14.35	14.28
Total Return (%)	1.68[c]	4.58	21.06[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.67	.86[d]
Ratio of net expenses to average net assets	.68[d]	.67	.75[d]
Ratio of interest and expense related to
floating rate notes issued to average net assets	.00[d,e]	.00[e]	—
Ratio of net investment income
to average net assets	4.18[d]	3.97	4.11[d]
Portfolio Turnover Rate	5.24[c]	10.32	13.34
Net Assets, end of period ($ x 1,000)	3,184	6,553	1,297

a	From December 15, 2008 (commencement of initial offering) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 21, 2010, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities of General New York Municipal Bond Fund (“New York Municipal Bond”) were transferred to the fund in exchange for Class A shares of Beneficial Interest of the fund of equal value. Shareholders of NewYork Municipal Bond received Class A shares of the fund, in an amount equal to the aggregate net asset value of their investment in New York Municipal Bond at the time of the exchange.The exchange ratio was 1.3159 to 1. The net asset value of the fund’s shares on the close of business on January 21, 2010 after the reorganizations was $14.37 for Class A shares and a total of 15,714,220 Class A shares representing net assets of $225,813,343 (including $6,826,408 net unrealized appreciation on investments) were issued to shareholders of New York Municipal Bond in the exchange.The exchange was a tax-free event to New York Municipal Bond shareholders. For financial reporting purposes, assets received and shares issued by the fund were recorded at

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value; however the cost basis of investments received from New York Municipal Bond was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributed to shareholders for tax purposes.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge. Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend re-investment and permitted exchanges of Class B shares. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

   Level 1—unadjusted quoted prices in active markets for identical investments.

   Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	363,778,397	—	363,778,397

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,444,056 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2010. If not applied, $2,964,050 of the carryover expires in fiscal 2016 and $1,480,006 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was as follows: tax exempt income $13,515,035 and ordinary income $3,315.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on May 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, until April 1, 2012 to waive receipt of its fees and/or assume the expenses of the fund so that the expenses (exclusive of Rule 12b-1 fees, shareholder services fees, taxes, brokerage fees, interest, commitment fees on borrowings and extraordinary expenses) do not exceed .70% of the value of the fund’s average daily net assets.The Manager had agreed, until February 28, 2011, to waive receipt of its fees and/or assume the expenses of the fund’s Class A shares so that the expenses (exclusive of taxes, brokerage fees, interest, commitment fees on borrowings and extraordinary expenses) did not exceed .85% of the value of Class A shares’ average daily net assets.The Manager had also agreed, until February 28, 2011, to waive receipt of its fees and/or assume the expenses of the fund’s Class B and Class C shares so that the expenses (exclusive of Rule 12b-1 fees, shareholder services fees and certain expenses as described above) did not exceed .60% of the value of the such class’ average daily net assets.The reduction in expenses, pursuant to the undertakings amounted to

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$62,245 for Class A shares, $796 for Class B shares and $2,371 for Class C shares during the period ended May 31, 2011.

During the period ended May 31, 2011, the Distributor retained $983 from commissions earned on sales of the fund’s Class A shares and $24 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2011, Class B and Class C shares were charged $1,555 and $47,210, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2011, Class A, Class B and Class C shares were charged $433,418, $778 and $15,737, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $54,957 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $5,056 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $282.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $18,141 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $170,380, Rule 12b-1 distribution plan fees $8,117, shareholder services plan fees $76,750, custodian fees $15,005, chief compliance officer fees $3,006 and transfer agency per account fees $17,928, which are offset against an expense reimbursement currently in effect in the amount of $129.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2011, amounted to $18,915,909 and $45,832,690, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2011, was approximately $2,000,000, with a related weighted average annualized interest rate of .86%.

At May 31, 2011, the accumulated net unrealized appreciation on investments was $9,445,809, consisting of $10,383,460 gross unrealized appreciation and $937,651 gross unrealized depreciation.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: July 25, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6